EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Net income	$ 9,158	$ 21,698	$ 15,651
Weighted average number of shares outstanding used in computing basic net earnings per share	29,244,428	28,628,798	27,981,243
Dilutive effect: stock options and RSUs	642,835	559,938	861,165
Total weighted average number of shares used in computing diluted net earnings per share	29,887,263	29,188,736	28,842,408
Basic net income per share	$ 0.31	$ 0.76	$ 0.56
Diluted net income per share	$ 0.31	$ 0.74	$ 0.54
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase Ordinary Shares and RSUs	0	0	0